FAIR VALUE OF FINANCIAL INSTRUMENTS	9 Months Ended
Sep. 30, 2023
Jet Ai Inc [Member]
Restructuring Cost and Reserve [Line Items]
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 8 – FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amount of the Company’s financial instruments, which consist of cash and cash equivalents, accounts receivable, accounts payable, and notes payable approximate fair value due to their short-term nature.